Components of Other Expense, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Summary of Components of Other Income, Net
The components of other expense, net, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Foreign currency exchange loss	(57)	(26)	(66)	(296)
Other, net	(127)	(79)	(190)	102
Other expense, net	$(184)	$(105)	$(256)	$(194)

The components of other expense (income), net, are as follows:

	For the Year Ended
	December 31,
	2019	2020
Revaluation of Share Purchase Option	$903	$—
Foreign currency exchange loss	733	672
Other income, net	(156)	(382)
Other expense, net	$1,480	$290